Property and Equipment, net - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,726	$ 8,687	$ 8,166
Less: Accumulated depreciation	(5,246)	(4,406)	(2,613)
Property and equipment, net	4,480	4,281	5,553
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,990	4,761	4,467
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,190	2,190	2,146
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,393	1,109	1,048
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	345	345	307
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	246	246	52
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 562	$ 36	$ 146